CONVERTIBLE LOAN NOTES (THE “NOTES”) (Details Narrative) - USD ($)	6 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023	[1]	Mar. 31, 2024		Mar. 31, 2023		Jan. 31, 2023
IfrsStatementLineItems [Line Items]
Convertible loan note issued	$ 5,681,066				$ 4,090,342		$ 3,349,822
Interest rate					8.00%
Convertible loan note face value issued					$ 100,000
Aggregate face value	4,350,000				3,350,000		3,250,000
Net fair value loss of convertible loan notes	274,000	[1]	$ 126,000		$ 374,000	[2]	19,000	[2]
August 2023 [member]
IfrsStatementLineItems [Line Items]
Aggregate face value							1,000,000
January 2023 [member]
IfrsStatementLineItems [Line Items]
Aggregate face value							1,000,000
March 2023 [member]
IfrsStatementLineItems [Line Items]
Aggregate face value							1,000,000
March 2023 one [member]
IfrsStatementLineItems [Line Items]
Aggregate face value							$ 250,000
Diginex Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through conversion of convertible instruments, equity	1,000,000
Rhino Ventures [member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through conversion of convertible instruments, equity	517,535
Working Capital Innovation Fund II L.P. [member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through conversion of convertible instruments, equity	482,465
Diginex Solutions (HK) Limited [member] | Diginex Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Loans due from reated party	$ 1,000,000
Unsecured Notes [member]
IfrsStatementLineItems [Line Items]
Convertible loan note issued									$ 10,000,000
Interest rate									8.00%

[1]	The Group has issued 8% convertible loan notes. At 30 September 2024, there were $4,350,000 notes outstanding (30 September 2023: $3,350,000). The notes were fair valued at the end of each reporting period, resulting in a loss of $274,000 during the period ended 30 September 2024 (30 September 2023: loss of $126,000).
[2]	During the year ended 31 March 2024 and 2023, the Group issued 8% convertible loan notes. At 31 March 2024, there were outstanding notes with aggregate face values of $3,350,000 (2023: $3,250,000). The notes were fair valued at the end of each reporting period, resulting in a loss of $374,000 for the year ended 31 March 2024 (2023: loss of $19,000).